Significant Accounting Policies - Standards and interpretations adopted in current period (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations
Assets	$ 5,223,195	$ 5,174,807
Retained earnings	(87,832)	12,614
Non-controlling interests	$ 961,518	1,103,380
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations
Assets		7,618
Retained earnings		215
Non-controlling interests		128
Liabilities		$ 7,275